The Gabelli Small Cap Growth Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .0%
Aerospace — 0 .1%
31,000 Allient Inc. ................................................ $ 752,680
2,500 Embraer SA , ADR † ................................... 91,700
58,585 Innovative Solutions and Support Inc. † ..... 500,316
7,000 Kratos Defense & Security Solutions Inc. † 184,660
28,000 Triumph Group Inc. † ................................ 522,480
2,051,836
Agriculture — 0 .1%
10,000 Cadiz Inc. † ............................................... 52,000
56,000 Limoneira Co. ........................................... 1,369,760
1,421,760
Automotive — 0 .4%
31,500 Blue Bird Corp. † ....................................... 1,216,845
485,000 Iveco Group NV ........................................ 4,692,297
56,000 The Shyft Group Inc. ................................ 657,440
6,566,582
Automotive: Parts and Accessories — 4 .5%
147,500 BorgWarner Inc. ....................................... 4,689,025
836,000 Brembo NV .............................................. 7,874,271
94,022 China Automotive Systems Inc. ................ 385,490
73,000 Commercial Vehicle Group Inc. † ............... 181,040
1,087,000 Dana Inc. ................................................. 12,565,720
229,000 Modine Manufacturing Co. † ...................... 26,547,970
60,000 Monro Inc. ............................................... 1,488,000
4,300 O'Reilly Automotive Inc. † ......................... 5,098,940
29,000 Phinia Inc. ................................................ 1,396,930
45,000 Puradyn Filter Technologies Inc. † .............. 4
187,000 Standard Motor Products Inc. ................... 5,793,260
253,000 Strattec Security Corp. † (a) ....................... 10,423,600
18,400 Thor Industries Inc. .................................. 1,761,064
78,205,314
Aviation: Parts and Services — 1 .7%
20,000 AAR Corp. † .............................................. 1,225,600
9,500 Astronics Corp. † ...................................... 151,620
23,200 Astronics Corp. , Cl. B † ............................. 372,708
56,000 Ducommun Inc. † ..................................... 3,564,960
87,500 Moog Inc. , Cl. A ....................................... 17,223,500
18,212 Moog Inc. , Cl. B ....................................... 3,551,522
19,200 Woodward Inc. ......................................... 3,195,264
29,285,174
Broadcasting — 1 .3%
10,000 Beasley Broadcast Group Inc. , Cl. A † ........ 92,800
10,000 Cogeco Communications Inc. ................... 468,538
24,000 Cogeco Inc. .............................................. 984,577
190,000 Corus Entertainment Inc. , Cl. B † ............... 11,896
36,200 Fox Corp. , Cl. A ........................................ 1,758,596
5,000 Fox Corp. , Cl. B ........................................ 228,700
25,000 Gray Television Inc. .................................. 78,750
71,700 Gray Television Inc. , Cl. A ......................... 522,693
Shares
Market
Value
665,000 Grupo Televisa SAB , ADR ......................... $ 1,117,200
280,000 ITV plc ..................................................... 257,992
13,000 Liberty Broadband Corp. , Cl. A † ................ 966,680
11,000 Liberty Broadband Corp. , Cl. C † ................ 822,360
20,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 1,680,800
27,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 2,501,820
22,000 Nexstar Media Group Inc. ......................... 3,475,340
100,000 Salem Media Group Inc. † ......................... 63,000
133,000 Sirius XM Holdings Inc. ............................ 3,032,400
95,000 Sphere Entertainment Co. † ....................... 3,830,400
15,000 TEGNA Inc. .............................................. 274,350
40,000 Townsquare Media Inc. , Cl. A .................... 363,600
22,532,492
Building and Construction — 5 .7%
73,500 Arcosa Inc. ............................................... 7,110,390
200,000 Armstrong Flooring Inc. † .......................... 0
7,000 D.R. Horton Inc. ....................................... 978,740
31,500 Gibraltar Industries Inc. † .......................... 1,855,350
170,500 Herc Holdings Inc. .................................... 32,280,765
37,500 KB Home ................................................. 2,464,500
3,000 Legacy Housing Corp. † ............................ 74,040
319,800 Lennar Corp. , Cl. B ................................... 42,261,570
1,000 Meritage Homes Corp. .............................. 153,820
1,050 NVR Inc. † ................................................ 8,587,845
22,000 PulteGroup Inc. ........................................ 2,395,800
427 The Monarch Cement Co. ......................... 93,231
70,500 Titan Machinery Inc. † ............................... 996,165
5,200 Toll Brothers Inc. ...................................... 654,940
99,907,156
Business Services — 2 .6%
13,000 ACCO Brands Corp. .................................. 68,250
1,200,000 Clear Channel Outdoor Holdings Inc. † ....... 1,644,000
59,000 Element Solutions Inc. .............................. 1,500,370
22,900 Keweenaw Land Association Ltd. † ............ 801,500
35,000 Live Nation Entertainment Inc. † ................ 4,532,500
40,000 Loomis AB ............................................... 1,216,213
92,340 Madison Square Garden Entertainment
Corp. † .................................................. 3,287,304
14,000 McGrath RentCorp ................................... 1,565,480
31,625 Outfront Media Inc. , REIT ......................... 561,036
80,000 Ranpak Holdings Corp. † ........................... 550,400
20,000 RB Global Inc. .......................................... 1,804,200
350,000 S4 Capital plc † ......................................... 143,718
20,000 Sealed Air Corp. ....................................... 676,600
345,000 Sohgo Security Services Co. Ltd. .............. 2,371,334
64,500 The Interpublic Group of Companies Inc. .. 1,807,290
25,000 TransAct Technologies Inc. † ..................... 102,250
1,600,000 Trans-Lux Corp. † (a) ................................. 678,400

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
32,000 United Rentals Inc. ................................... $ 22,542,080
45,852,925
Cable — 0 .1%
54,500 AMC Networks Inc. , Cl. A † ........................ 539,550
60,000 EchoStar Corp. , Cl. A † .............................. 1,374,000
105,000 WideOpenWest Inc. † ................................ 520,800
2,434,350
Communications Equipment — 0 .1%
143,200 Telesat Corp. † .......................................... 2,354,208
Computer Software and Services — 1 .4%
370,000 Alithya Group Inc. , Cl. A † .......................... 382,950
11,000 MKS Instruments Inc. ............................... 1,148,290
21,200 Rockwell Automation Inc. ......................... 6,058,748
30,800 Tyler Technologies Inc. † ........................... 17,760,512
25,350,500
Consumer Products — 1 .4%
190,700 1-800-Flowers.com Inc. , Cl. A † ................. 1,558,019
67,000 Brunswick Corp. ....................................... 4,333,560
32,000 Chofu Seisakusho Co. Ltd. ........................ 393,734
39,700 Church & Dwight Co. Inc. ......................... 4,156,987
57,500 Energizer Holdings Inc. ............................. 2,006,175
2,000 Harley-Davidson Inc. ................................ 60,260
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 98,986
3,200 LCI Industries .......................................... 330,848
216,000 Marine Products Corp. .............................. 1,980,720
7,000 National Presto Industries Inc. .................. 688,940
245,728 Sally Beauty Holdings Inc. † ...................... 2,567,858
210,000 Samick Musical Instruments Co. Ltd. ........ 166,185
3,700 Shimano Inc. ............................................ 502,990
9,500 Steven Madden Ltd. .................................. 403,940
17,800 The Scotts Miracle-Gro Co. ....................... 1,180,852
9,500 WD-40 Co. ............................................... 2,305,460
120,000 Wolverine World Wide Inc. ....................... 2,664,000
25,399,514
Consumer Services — 1 .0%
53,000 Bowlin Travel Centers Inc. † ....................... 208,025
16,000 H&E Equipment Services Inc. ................... 783,360
5,000 IAC Inc. † .................................................. 215,700
180,000 OPENLANE Inc. † ...................................... 3,571,200
270,000 Rollins Inc. ............................................... 12,514,500
17,292,785
Diversified Industrial — 12 .1%
10,000 Acuity Brands Inc. .................................... 2,921,300
50,500 Albany International Corp. , Cl. A ................ 4,038,485
200,000 Ampco-Pittsburgh Corp. † ......................... 418,000
25,000 Ardagh Group SA † ................................... 72,875
79,000 Burnham Holdings Inc. , Cl. A .................... 1,098,100
345,000 Crane Co. ................................................. 52,353,750
Shares
Market
Value
135,000 Crane NXT Co. .......................................... $ 7,859,700
98,000 Distribution Solutions Group Inc. † ............ 3,371,200
5,000 Enerpac Tool Group Corp. ......................... 205,450
61,500 Enpro Inc. ................................................ 10,605,675
103,500 Greif Inc. , Cl. A ......................................... 6,325,920
93,500 Greif Inc. , Cl. B ......................................... 6,343,975
177,000 Griffon Corp. ............................................ 12,614,790
31,500 Hyster-Yale Inc. ........................................ 1,604,295
16,500 INNOVATE Corp. † ..................................... 81,510
6,000 JSP Corp. ................................................ 83,206
114,000 L.B. Foster Co. , Cl. A † ............................... 3,066,600
38,000 Lincoln Electric Holdings Inc. .................... 7,123,860
30,000 Lindsay Corp. ........................................... 3,549,300
37,200 Matthews International Corp. , Cl. A ........... 1,029,696
965,200 Myers Industries Inc. ................................ 10,655,808
69,700 Oil-Dri Corp. of America ............................ 6,108,508
13,000 Olin Corp. ................................................ 439,400
323,300 Park-Ohio Holdings Corp. ......................... 8,493,091
12,500 Pentair plc ................................................ 1,258,000
13,700 Roper Technologies Inc. ........................... 7,121,945
53,200 Sonoco Products Co. ................................ 2,598,820
47,500 Standex International Corp. ....................... 8,882,025
84,500 Steel Partners Holdings LP † ..................... 3,596,320
13,000 T. Hasegawa Co. Ltd. ................................ 256,538
7,000 Terex Corp. .............................................. 323,540
331,500 Textron Inc. .............................................. 25,356,435
679,200 Tredegar Corp. † ....................................... 5,216,256
215,500 Trinity Industries Inc. ................................ 7,564,050
212,638,423
Electronics — 3 .1%
102,700 Badger Meter Inc. ..................................... 21,784,724
72,200 Bel Fuse Inc. , Cl. A ................................... 6,503,776
392,000 CTS Corp. ................................................ 20,670,160
58,000 Daktronics Inc. † ....................................... 977,880
120,000 Gentex Corp. ............................................ 3,447,600
20,000 IMAX Corp. † ............................................ 512,000
10,000 Napco Security Technologies Inc. .............. 355,600
30,000 Renesas Electronics Corp. ........................ 390,194
60,000 Stoneridge Inc. † ....................................... 376,200
55,018,134
Energy and Utilities — 2 .2%
32,000 APA Corp. ................................................ 738,880
9,800 Chesapeake Utilities Corp. ........................ 1,189,230
35,000 CMS Energy Corp. .................................... 2,332,750
20,000 Consolidated Water Co. Ltd. ...................... 517,800
35,100 Diamondback Energy Inc. ......................... 5,750,433
74,000 Energy Recovery Inc. † .............................. 1,087,800
29,000 Landis+Gyr Group AG ............................... 1,837,364
21,000 Marathon Petroleum Corp. ........................ 2,929,500
3,500 Middlesex Water Co. ................................. 184,205
60,000 NextEra Energy Partners LP ...................... 1,068,000

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
73,000 Northwest Natural Holding Co. .................. $ 2,887,880
21,500 Northwestern Energy Group Inc. ............... 1,149,390
10,000 Otter Tail Corp. ......................................... 738,400
43,000 RGC Resources Inc. ................................. 862,580
1,680,000 RPC Inc. .................................................. 9,979,200
8,000 SJW Group .............................................. 393,760
31,500 Southwest Gas Holdings Inc. .................... 2,227,365
6,800 Spire Inc. ................................................. 461,244
31,000 The York Water Co. ................................... 1,014,320
54,000 Vestas Wind Systems A/S † ....................... 735,682
38,085,783
Entertainment — 2 .6%
166,321 Atlanta Braves Holdings Inc. , Cl. A † .......... 6,785,897
242,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 9,258,920
92,000 Inspired Entertainment Inc. † ..................... 832,600
16,856 Liberty Media Corp.-Liberty Live , Cl. A † .... 1,121,935
9,768 Liberty Media Corp.-Liberty Live , Cl. C † .... 664,810
370,000 Lions Gate Entertainment Corp. , Cl. A † ...... 3,159,800
66,000 Lions Gate Entertainment Corp. , Cl. B † ...... 498,300
37,000 Lionsgate Studios Corp. † ......................... 281,200
36,000 Madison Square Garden Sports Corp. † ..... 8,124,480
113,000 Manchester United plc , Cl. A † ................... 1,960,550
300,000 Ollamani SAB † ......................................... 509,328
233,000 Sinclair Inc. .............................................. 3,760,620
7,800 Take-Two Interactive Software Inc. † .......... 1,435,824
3,500 The Walt Disney Co. ................................. 389,725
45,000 TKO Group Holdings Inc. † ........................ 6,394,950
35,000 Universal Entertainment Corp. ................... 230,449
104,000 Warner Bros Discovery Inc. † .................... 1,099,280
46,508,668
Environmental Services — 0 .7%
58,000 Republic Services Inc. .............................. 11,668,440
Equipment and Supplies — 19 .4%
17,200 A.O. Smith Corp. ...................................... 1,173,212
383,000 AMETEK Inc. ............................................ 69,039,580
45,000 Ardagh Metal Packaging SA ...................... 135,450
54,500 AZZ Inc. ................................................... 4,464,640
9,200 Chart Industries Inc. † ............................... 1,755,728
310,500 Core Molding Technologies Inc. † .............. 5,135,670
91,500 Crown Holdings Inc. ................................. 7,566,135
2,025 Danaher Corp. .......................................... 464,839
100,000 Donaldson Co. Inc. ................................... 6,735,000
38,700 Entegris Inc. ............................................. 3,833,622
171,000 Federal Signal Corp. ................................. 15,798,690
236,000 Flowserve Corp. ....................................... 13,574,720
151,500 Franklin Electric Co. Inc. ........................... 14,763,675
407,200 Graco Inc. ................................................ 34,322,888
31,500 IDEX Corp. ............................................... 6,592,635
125,000 Interpump Group SpA .............................. 5,523,670
Shares
Market
Value
6,800 Littelfuse Inc. ........................................... $ 1,602,420
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 940,990
65,000 Minerals Technologies Inc. ....................... 4,953,650
6,000 MSA Safety Inc. ....................................... 994,620
768,800 Mueller Industries Inc. .............................. 61,011,968
322,000 Mueller Water Products Inc. , Cl. A ............. 7,245,000
3,500 Teleflex Inc. .............................................. 622,930
163,800 Tennant Co. .............................................. 13,354,614
725,000 The Gorman-Rupp Co. .............................. 27,492,000
83,500 The Greenbrier Companies Inc. ................. 5,092,665
50,500 The Manitowoc Co. Inc. † .......................... 461,065
50,000 The Middleby Corp. † ................................ 6,772,500
36,000 The Timken Co. ........................................ 2,569,320
30,000 The Toro Co. ............................................ 2,403,000
5,400 Valmont Industries Inc. ............................. 1,656,018
7,875 Watsco Inc. , Cl. B ..................................... 3,736,884
43,000 Watts Water Technologies Inc. , Cl. A ......... 8,741,900
340,531,698
Financial Services — 7 .6%
7,000 Ameris Bancorp ....................................... 437,990
12,300 Capitol Federal Financial Inc. ..................... 72,693
20,800 Crazy Woman Creek Bancorp Inc. ............. 780,000
44,200 Eagle Bancorp Inc. ................................... 1,150,526
325,000 Energy Transfer LP ................................... 6,366,750
220 Farmers & Merchants Bank of Long Beach 1,254,000
348,000 Flushing Financial Corp. ............................ 4,969,440
66,000 FNB Corp. ................................................ 975,480
275,000 GAM Holding AG † .................................... 26,574
25,000 Hanover Bancorp Inc. ............................... 576,375
270,000 Hope Bancorp Inc. .................................... 3,318,300
410,000 Huntington Bancshares Inc. ...................... 6,670,700
651,000 KKR & Co. Inc. ......................................... 96,289,410
80,000 Medallion Financial Corp. .......................... 751,200
8,000 PROG Holdings Inc. .................................. 338,080
50,000 Sandy Spring Bancorp Inc. ....................... 1,685,500
11,500 Southern First Bancshares Inc. † ............... 457,125
47,000 Synovus Financial Corp. ........................... 2,407,810
16,000 TFS Financial Corp. ................................... 200,960
15,000 Thomasville Bancshares Inc. ..................... 1,065,000
230,000 Valley National Bancorp ............................ 2,083,800
34,308 Value Line Inc. ......................................... 1,811,463
10,000 Waterloo Investment Holdings Ltd. † (b) ..... 5,000
7,000 Webster Financial Corp. ............................ 386,540
130,000 Wright Investors' Service Holdings Inc. † ... 25,350
134,106,066
Food and Beverage — 4 .3%
424,500 Arca Continental SAB de CV ...................... 3,512,493
13,400 BellRing Brands Inc. † ............................... 1,009,556
74,000 Brown-Forman Corp. , Cl. A ....................... 2,789,060
40,000 Bull-Dog Sauce Co. Ltd. ............................ 461,406
82,000 China Tontine Wines Group Ltd. † .............. 4,540

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
266,500 Crimson Wine Group Ltd. † ....................... $ 1,692,275
220,000 Denny's Corp. † ........................................ 1,331,000
500,000 Dynasty Fine Wines Group Ltd. † ............... 35,408
100,000 Farmer Brothers Co. † ............................... 180,000
400,000 Flowers Foods Inc. ................................... 8,264,000
114,000 ITO EN Ltd. .............................................. 2,564,085
92,000 Iwatsuka Confectionery Co. Ltd. ................ 1,519,057
23,000 J & J Snack Foods Corp. .......................... 3,567,990
92,000 Kameda Seika Co. Ltd. .............................. 2,441,133
1,200,000 Kikkoman Corp. ........................................ 13,441,800
66,000 Krispy Kreme Inc. ..................................... 655,380
635,000 Maple Leaf Foods Inc. .............................. 8,985,286
12,000 MEIJI Holdings Co. Ltd. ............................ 244,126
8,000 MGP Ingredients Inc. ................................ 314,960
124,000 Morinaga Milk Industry Co. Ltd. ................ 2,307,096
7,500 National Beverage Corp. ........................... 320,025
130,500 Nissin Foods Holdings Co. Ltd. ................. 3,170,749
13,000 Post Holdings Inc. † .................................. 1,487,980
60,000 Rock Field Co. Ltd. ................................... 584,194
3,500 The Boston Beer Co. Inc. , Cl. A † ............... 1,049,930
70,000 The Hain Celestial Group Inc. † .................. 430,500
56,000 The J.M. Smucker Co. .............................. 6,166,720
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 814,379
33,475 Tootsie Roll Industries Inc. ....................... 1,082,247
370,000 Vina Concha y Toro SA ............................. 405,520
950,000 Vitasoy International Holdings Ltd. ............ 1,245,196
20,000 Willamette Valley Vineyards Inc. † .............. 67,000
15,000 WK Kellogg Co. ........................................ 269,850
205,000 Yakult Honsha Co. Ltd. ............................. 3,891,671
76,306,612
Health Care — 3 .4%
1,400 Align Technology Inc. † ............................. 291,914
6,700 Bio-Rad Laboratories Inc. , Cl. A † .............. 2,201,017
12,500 Bruker Corp. ............................................ 732,750
600 Chemed Corp. .......................................... 317,880
21,000 CONMED Corp. ........................................ 1,437,240
155,000 Cutera Inc. † ............................................. 54,700
50,000 Dexcom Inc. † ........................................... 3,888,500
28,675 Electromed Inc. † ...................................... 847,346
51,000 Evolent Health Inc. , Cl. A † ......................... 573,750
214,000 Globus Medical Inc. , Cl. A † ....................... 17,699,940
70,000 Henry Schein Inc. † ................................... 4,844,000
27,700 ICU Medical Inc. † ..................................... 4,298,209
33,000 Masimo Corp. † ........................................ 5,454,900
55,000 Neogen Corp. † ......................................... 667,700
4,000 NeoGenomics Inc. † .................................. 65,920
30,000 Neuronetics Inc. † ..................................... 48,300
170,000 OPKO Health Inc. † .................................... 249,900
139,000 Orthofix Medical Inc. † .............................. 2,426,940
Shares
Market
Value
23,000 Patterson Companies Inc. ......................... $ 709,780
70,500 QuidelOrtho Corp. † ................................... 3,140,775
22,000 Seikagaku Corp. ....................................... 112,415
22,300 STERIS plc ............................................... 4,583,988
19,000 Straumann Holding AG ............................. 2,391,879
3,000 Stryker Corp. ............................................ 1,080,150
21,500 SurModics Inc. † ....................................... 851,400
3,500 Teladoc Health Inc. † ................................. 31,815
400 The Cooper Companies Inc. † .................... 36,772
38,000 United-Guardian Inc. ................................ 366,700
37,350 Zimvie Inc. † ............................................. 521,033
59,927,613
Home Furnishings — 0 .3%
161,500 Bassett Furniture Industries Inc. ............... 2,233,545
5,000 Ethan Allen Interiors Inc. .......................... 140,550
50,500 La-Z-Boy Inc. ........................................... 2,200,285
4,574,380
Hotels and Gaming — 4 .0%
9,000 Bally's Corp. † ........................................... 161,010
46,200 Boyd Gaming Corp. .................................. 3,351,348
189,500 Canterbury Park Holding Corp. ................. 3,981,395
131,800 Churchill Downs Inc. ................................ 17,600,572
120,000 Formosa International Hotels Corp. ........... 699,111
533,500 Full House Resorts Inc. † ........................... 2,176,680
48,000 Gaming and Leisure Properties Inc. , REIT . 2,311,680
750,000 Genting Singapore Ltd. ............................. 420,130
120,000 Golden Entertainment Inc. ........................ 3,792,000
2,250,000 Mandarin Oriental International Ltd. .......... 3,915,000
3,000 Penn Entertainment Inc. † ......................... 59,460
234,000 Ryman Hospitality Properties Inc. , REIT .... 24,415,560
2,500,000 The Hongkong & Shanghai Hotels Ltd. ...... 2,002,150
160,000 The Marcus Corp. ..................................... 3,440,000
13,300 Wynn Resorts Ltd. ................................... 1,145,928
69,472,024
Machinery — 2 .1%
354,200 Astec Industries Inc. ................................. 11,901,120
1,410,000 CNH Industrial NV .................................... 15,975,300
100,000 Kennametal Inc. ....................................... 2,402,000
4,700 Nordson Corp. ......................................... 983,428
156,800 The Eastern Co. ........................................ 4,161,472
150,000 Twin Disc Inc. ........................................... 1,762,500
37,185,820
Manufactured Housing and Recreational
Vehicles — 1 .9%
50,200 Cavco Industries Inc. † .............................. 22,400,746
75,300 Champion Homes Inc. † ............................ 6,633,930
73,200 Nobility Homes Inc. .................................. 2,415,600
51,500 Winnebago Industries Inc. ........................ 2,460,670
33,910,946

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining — 0 .1%
45,000 Ivanhoe Mines Ltd. , Cl. A † ........................ $ 534,071
95,000 Kinross Gold Corp. ................................... 880,650
50,000 Sierra Metals Inc. † ................................... 28,400
1,443,121
Publishing — 0 .3%
2,700 Graham Holdings Co. , Cl. B ....................... 2,354,184
4,500 John Wiley & Sons Inc. , Cl. B ................... 197,527
50,000 Lee Enterprises Inc. † ................................ 739,000
34,000 News Corp. , Cl. A ..................................... 936,360
771,000 The E.W. Scripps Co. , Cl. A † ..................... 1,703,910
5,930,981
Real Estate — 1 .5%
83,100 Capital Properties Inc. , Cl. A ..................... 858,423
18,007 Gyrodyne LLC † ........................................ 170,346
17,500 Lamar Advertising Co. , Cl. A, REIT ............ 2,130,450
89,500 Morguard Corp. ........................................ 7,242,436
30,000 Reading International Inc. , Cl. A † .............. 39,600
7,000 Reading International Inc. , Cl. B † .............. 55,300
31,500 Seritage Growth Properties , Cl. A † ............ 129,780
132,000 Tejon Ranch Co. † ..................................... 2,098,800
315,200 The St. Joe Co. ......................................... 14,161,936
92,000 Trinity Place Holdings Inc. † ...................... 6,155
26,893,226
Retail — 6 .3%
105,500 AutoNation Inc. † ...................................... 17,918,120
117,500 Big 5 Sporting Goods Corp. ...................... 210,325
1,100 Biglari Holdings Inc. , Cl. A † ...................... 1,402,489
294,000 Copart Inc. † ............................................. 16,872,660
127,500 Hertz Global Holdings Inc. † ...................... 466,650
200,000 Ingles Markets Inc. , Cl. A .......................... 12,888,000
52,000 Lands' End Inc. † ...................................... 683,280
70,000 Movado Group Inc. ................................... 1,377,600
157,000 Nathan's Famous Inc. ............................... 12,341,770
68,000 Penske Automotive Group Inc. .................. 10,365,920
80,000 Pets at Home Group plc ............................ 205,912
478,000 Rush Enterprises Inc. , Cl. B ...................... 26,022,320
22,500 Salvatore Ferragamo SpA ......................... 157,786
15,000 The Cheesecake Factory Inc. ..................... 711,600
116,000 Tractor Supply Co. .................................... 6,154,960
59,200 Village Super Market Inc. , Cl. A ................. 1,887,888
500 Winmark Corp. ......................................... 196,535
109,863,815
Specialty Chemicals — 1 .8%
3,200 Albemarle Corp. ....................................... 275,456
28,000 Ashland Inc. ............................................. 2,000,880
230,400 H.B. Fuller Co. .......................................... 15,547,392
35,400 Hawkins Inc. ............................................ 4,342,518
25,000 Huntsman Corp. ....................................... 450,750
Shares
Market
Value
5,600 NewMarket Corp. ..................................... $ 2,958,760
8,400 Quaker Chemical Corp. ............................. 1,182,384
5,000 Rogers Corp. † .......................................... 508,050
22,500 Sensient Technologies Corp. ..................... 1,603,350
2,500 Takasago International Corp. ..................... 92,631
91,200 The General Chemical Group Inc. † (b) ........ 0
75,000 Treatt plc .................................................. 457,256
72,000 Valvoline Inc. † .......................................... 2,604,960
32,024,387
Telecommunications — 0 .7%
61,000 Gogo Inc. † ............................................... 493,490
3,500 IDT Corp. , Cl. B ........................................ 166,320
165,000 Liberty Global Ltd. , Cl. A † ......................... 2,105,400
122,000 Liberty Global Ltd. , Cl. C † ......................... 1,603,080
57,718 Liberty Latin America Ltd. , Cl. A † .............. 367,086
100 Liberty Latin America Ltd. , Cl. B † .............. 805
86,000 Nuvera Communications Inc. † .................. 873,760
82,000 Rogers Communications Inc. , Cl. B ........... 2,519,860
110,000 Shenandoah Telecommunications Co. ....... 1,387,100
40,000 Telephone and Data Systems Inc. .............. 1,364,400
42,856 VEON Ltd. , ADR † ..................................... 1,718,526
12,599,827
Transportation — 3 .0%
323,000 GATX Corp. .............................................. 50,052,080
18,600 Irish Continental Group plc ....................... 99,802
124,000 Navigator Holdings Ltd. ............................ 1,903,400
52,511 Steel Connect Inc. † .................................. 654,812
52,710,094
Wireless Communications — 0 .2%
49,000 United States Cellular Corp. † .................... 3,073,280
TOTAL COMMON STOCKS ........................ 1,723,127,934
CLOSED-END FUNDS — 0 .1%
38,500 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 420,420
32,229 The European Equity Fund Inc. .................. 262,383
108,000 The New Germany Fund Inc. ..................... 842,400
TOTAL CLOSED-END FUNDS .................... 1,525,203
PREFERRED STOCKS — 0 .1%
Automotive: Parts and Accessories — 0 .1%
82,500 Jungheinrich AG ....................................... 2,192,843
RIGHTS — 0.0%
Communications Equipment — 0.0%
60,500 Pineapple Energy Inc. , CVR † ..................... 42,665

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2024 (Unaudited)
Shares
Market
Value
WARRANTS — 0.0%
Diversified Industrial — 0.0%
140,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † $ 12,600
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable — 0.0%
$ 200,000 AMC Networks Inc. ,
4.250% , 02/15/29 (c) ............................. 204,250
U.S. GOVERNMENT OBLIGATIONS — 1 .2%
20,565,000 U.S. Treasury Bills,
4.214 % to 4.587% †† ,
01/02/25 to 03/27/25 ............................ 20,470,544
TOTAL MISCELLANEOUS INVESTMENTS
— 0 .6% (d) ........................................... 11,154,293
TOTAL INVESTMENTS — 100.0%
(Cost $ 451,970,922 ) ............................. $ 1,758,730,332
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust